Construction Contracts - Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Construction Services Contracts [Abstract]
Beginning balance	₩ 6,136,773		₩ 5,795,600		₩ 5,594,946
Increase and decrease
New orders and foreign exchange impact	29,718,160		1,299,281		1,029,165
Changes in scope of construction work	993,479		109,000		43,116
Increase (decrease) in Construction contracts from new orders and foreign exchange	28,724,681	[1]	1,190,281	[2]	986,049	[3]
Recognized as revenue	(673,693)		(849,108)		(785,395)
Ending balance	₩ 34,187,761		₩ 6,136,773		₩ 5,795,600

[1]	For the year ended December 31, 2025, the increased balance of contracts from new orders is ￦29,718,160 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦993,479 million.
[2]	For the year ended December 31, 2024, the increased balance of contracts from new orders is ￦1,299,281 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦109,000 million.
[3]	For the year ended December 31, 2023, the increased balance of contracts from new orders is ￦1,029,165 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦43,116 million.